Equity Incentive Plan	6 Months Ended
Jun. 30, 2025
Equity Incentive Plan [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan:

Details of the Company’s Equity Incentive Plans are discussed in Note 16 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on March 21, 2025 and are supplemented by the below new activities into the six-month period.

On March 12, 2025, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 600,000 shares. On the same date, the Compensation Committee granted an aggregate of 528,200 restricted shares of common stock pursuant to the Plan. Of the total 528,200 shares issued on March 12, 2025, 311,500 shares were granted to the non-executive members of the board of directors and to the executive officers and 216,700 shares were granted to certain of the Company’s non-executive employees and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $7.35. 125,300 shares vested on the date of the issuance, March 12, 2025, 160,000 shares will vest on September 12, 2025, 104,100 shares will vest on March 12, 2026 and 138,800 shares will vest on September 14, 2026.

The related expense for shares granted to the Company’s Board of Directors and certain of its employees for the six-month periods ended June 30, 2025 and 2024, amounted to $2,593 and $2,938, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the six-month periods ended June 30, 2025 and 2024, amounted to $84 and $79, respectively, and is included under voyage expenses.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors, certain of its employees and the Company’s commercial manager, a non-employee, as of June 30, 2025 and December 31, 2024 amounted to $2,013 and $808, respectively. On June 30, 2025, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and its other employees not yet recognized is expected to be recognized is 1.70 years.